Equity (Summary of RSUs activity) (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2017 $ / shares shares
Number of RSUs
Unvested RSUs outstanding, beginning | shares	267,756
Granted | shares	253,858
Forfeited | shares	(73,638)
Vested | shares	(67,980)
Unvested RSUs outstanding, ending | shares	379,996
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding, beginning | $ / shares	$ 81.35
Granted | $ / shares	19.97
Forfeited | $ / shares	82.50
Vested | $ / shares	57.69
Unvested RSUs outstanding, ending | $ / shares	$ 44.36